Description of the Plan	12 Months Ended
Dec. 31, 2025
Disney Hourly Savings and Investment Plan
EBP, Description of Plan [Line Items]
Description of the Plan	Description of the Plan
General
The Walt Disney Company (the “Company”) established the Disney Hourly Savings and Investment Plan (the “Plan”) effective as of June 1, 2000. The Plan is a defined contribution plan intended to provide participating employees the opportunity to accumulate retirement funds through a tax-deferred contribution arrangement pursuant to Section 401(k) of the Internal Revenue Code of 1986 (the “Code”). In addition to the Code, the Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (“ERISA”). The Plan offers an Employee Stock Ownership Plan ("ESOP") component through a fund, which is intended to comply with Section 4975(e)(7) of the Code. The ESOP provides employees the opportunity to participate in the performance, both positive and negative, of Company common stock. Any dividends paid on Company common stock held in the ESOP are automatically reinvested, unless the participant elects to receive them in cash. The following description of the Plan provides only general information. Participants should refer to the Plan document for a complete description of the Plan’s provisions.

Administration of the Plan
The Investment and Administrative Committee of The Walt Disney Company Sponsored Qualified Benefit Plans and Key Employees Deferred Compensation and Retirement Plan (the “Committee” or “Plan Administrator”) administers the Plan, interprets its provisions and resolves all issues arising in the administration of the Plan.

The assets of the Plan are administered under a trust agreement between the Company and Fidelity Management Trust Company (“Fidelity” or the “Trustee”). Pursuant to the trust agreement, Fidelity executes the day-to-day activities of trust administration.

Administrative expenses of the Plan may be paid from the assets of the Plan unless the Company, at its discretion, pays such expenses. Investment expenses incurred by the investment funds are charged to the respective funds.

Participation
The Plan is for eligible domestic hourly employees of the Company and certain of its subsidiaries. Eligible employees may enroll and begin making contributions 90 days after their hire date. Eligible employees hired or rehired on or after January 1, 2018 and not covered by a collective bargaining agreement will be automatically enrolled in the Plan at a contribution rate of 4% of eligible pay, and this contribution rate automatically increases by 1 percentage point each year, up to a maximum percentage of 10%, unless a participant affirmatively elects otherwise. Employees who were auto-enrolled may withdraw their tax deferred contributions within 90 days of their 1st contribution.

The Plan accepts direct cash rollovers from other qualified plans or individual retirement accounts ("IRA") regardless of whether the eligible employee has met the 90 day service requirement.

Contributions
Participants are permitted to make pre-tax contributions or after-tax Roth contributions or a combination of both in whole percentages, up to 50% of their base compensation (75% if age 50 and over), through payroll deductions. A participant’s total pre-tax contributions, after-tax Roth 401(k) contributions and the Company’s matching contributions, in any Plan year, cannot exceed the limits provided under Section 402(g) and Section 415 of the Code.

Generally, once the participant reaches one year of service, the Company will begin making matching contributions in amounts that range from 2% to 5% of eligible pay depending on a number of factors, including whether the participant is covered by a collective bargaining agreement. The Company may change the level of matching contributions or cease making matching contributions for participants not covered by collective bargaining agreements.
Income earned on participant pre-tax contributions and Company contributions to the Plan is not taxable for federal or state income tax purposes until withdrawn from the Plan. Income earned on Roth 401(k) contributions is not taxable if distributed in a qualified distribution. A Roth 401(k) withdrawal is considered a qualified distribution if five taxable years have passed since a participant’s first contribution and the withdrawal is attributable to the participant’s attainment of age 59½, disability or death.

Participant accounts
Each participant’s account is credited with the participant’s contributions and Company matching contributions, as well as allocations of Plan earnings. To the extent that the Plan’s administrative expenses are not paid by the Company, participant accounts may be charged with an allocation of administrative expenses that are paid by the Plan. The benefit to which a participant is entitled is the amount in the participant’s account.

Vesting
Participants are fully vested immediately in all contributions, including the Company’s matching contributions, and all earnings thereon.

Investments
The Plan’s investments are held in the Disney Savings Plan Master Trust (the “Master Trust”). There are a number of investment fund options available to participants. The participants direct their individual contributions and Company matching contributions in these investment funds. Participants may elect to change the investment of their contributions or to transfer all or part of their account balances among the various investment funds in increments of 1%. If the participant makes no election, contributions are made into the BTC Lifepath Fund with a target date closest to the participant’s 65th birthday.

Benefits, Distributions and Withdrawals
A participant’s entire account balance, adjusted for investment gains or losses, is available for immediate distribution upon termination of employment. Distributions are made in cash or participants can elect to receive any part of their Disney Stock Fund accounts in the form of Company common stock plus cash for any fractional shares. Participants’ account balances under $1,000 are automatically distributed within 60 days following the participant’s termination date (or on a future date if the fair market value of the account balance falls below $1,000), less 20% for federal tax withholding, unless the participant elects to rollover the distribution into an IRA or another qualified plan. For terminated participants with account balances between $1,000 and $7,000, the Plan Administrator will distribute the participant’s balance in a direct rollover to an IRA designated by the Plan Administrator, unless the participant elects to rollover their balance into another eligible retirement plan. Participants with account balances of $7,000 or more may elect a distribution at any time following termination of employment. All amounts are to be distributed in accordance with the minimum required distribution provisions of the Code.

In-service withdrawals, up to 100% of the participant’s account, are available after reaching age 59½; additional in-service withdrawals are allowed prior to age 59½ for certain reasons as applicable under the Code and the Plan. Hardship withdrawals are limited to the amounts necessary to satisfy a financial hardship and will be made if the Committee, or its delegate, determines that the reason for the hardship complies with applicable requirements under the Code and the Plan.

Voting Rights for the Disney Stock Funds
Each participant has the right to direct the Trustee concerning the participants’ shareholder rights, such as voting rights or tender offers. An appointed independent fiduciary will vote the shares if a participant does not give specific voting instructions to the Trustee. If an independent fiduciary is not appointed in a particular year or does not give the Trustee timely direction, the Trustee will vote those shares in the same proportion it has received instructions from other participants. If the Trustee does not receive specific tender offer instructions from a participant, the Trustee will not tender those shares.
Notes Receivable from Participants
Participants are permitted to borrow from their accounts subject to certain limitations and conditions established to comply with the current requirements of the Code. All notes made by participants are secured by their accounts with a right of offset. Participants may borrow up to 50% of their vested account balance not to exceed $50,000 in any consecutive twelve-month period. The minimum amount of each note is $1,000, and a participant may only have one note outstanding.

Notes may have a term of up to five years. However, the term can be extended to thirty years if the note is used to acquire or construct a principal residence of the participant. The interest rate on notes is equal to the prime rate on the date of issuance plus 1%. Note payments, including interest, are credited to the participant’s account.

Plan Amendment or Termination
The Company reserves the right to amend or modify the provisions of the Plan. Although the Company expects to continue the Plan indefinitely, the Company, with the approval of its Board of Directors, may terminate the Plan for any reason. If the Plan is terminated, each participant will receive, as prescribed by ERISA and its related regulations and in the form and manner determined by the Committee, a payment equal to the value of the participant’s account balance at the time of liquidation.